Significant accounting policies - Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Equity Statement Changes (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	[1]	Dec. 31, 2017	Dec. 31, 2016
Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Equity Statement Changes [Line Items]
Share capital	€ 323	€ 322				€ 322
Revaluation reserves	5,868	3,436
Other reserves	456	149				(390)	€ 1,347
Shareholders' Equity	€ 21,850	19,200	[1]	€ 20,266
Previously stated [member]
Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Equity Statement Changes [Line Items]
Share capital		7,808				8,053
Retained earnings		9,657				9,374
Revaluation reserves		3,461				4,920
Remeasurement of defined benefit plans		(1,850)				(1,669)
Other reserves		149				(390)
Shareholders' Equity		19,225				20,288
Changes in accounting policy due to liability adequacy testing
Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Equity Statement Changes [Line Items]
Revaluation reserves		(26)				(23)
Shareholders' Equity		(26)				(23)
As Restated [Member]
Impact On Changes In Accounting Policy Due To Changes In Liability Adequacy Testing Equity Statement Changes [Line Items]
Share capital		7,808				8,053
Retained earnings		9,657				9,374
Revaluation reserves		3,436				4,898
Remeasurement of defined benefit plans		(1,850)				(1,669)
Other reserves		149				(390)
Shareholders' Equity		€ 19,200				€ 20,266

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.